Long Term Debt (Tables)	12 Months Ended
Sep. 30, 2014
Debt Instrument
Schedule of Long-term Debt Instruments [Table Text Block]

	September 30,
	2014	2013
7.375% Senior Notes maturing February 2022	$1,375.0	$1,375.0
6.75% Senior Notes maturing December 2021	875.0	—
6.00% Senior Notes maturing December 2022	630.0	—
Term Loan	882.8	—
TEUs (see Note 18)	38.4	—
4.57% 2012 Series Bond maturing September 2017	4.8	—
Secured notes	1.1	—
Capital leases	3.8	—
	3,810.9	1,375.0
Less: Current Portion	(25.6)	—
Plus: Unamortized premium (discount), net	45.2	33.6
Total long-term debt	$3,830.5	$1,408.6